REICH & TANG ASSET MANAGEMENT, LLC
                                600 Fifth Avenue
                            New York, NY 10020-2302

                                                    August 27, 2002


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W., Judiciary Plaza
Washington, D.C. 20549

                  Re:      Cortland Trust, Inc.
                           File Nos. 2-94935; 811-4179; CIK: 220714844

Ladies and Gentlemen:

     On behalf of Cortland Trust, Inc. ("Registrant") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby certify that (i) the prospectuses and Statement of Additional Information for the Short Term Fund General Class and the Short Term Fund Premiere Class of Cortland General Money Market Fund, each a series of Registrant, that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A ("the Amendment"), constituting the most recent amendment to this Registration Statement; and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on August 22, 2002.

     If you have any questions or comments regarding this filing, please call Christine A. Bivetto at (212) 830-5295.

                                       Very truly yours,


                                        Cortland Trust, Inc.


                                         By: /s/ Rosanne Holtzer
                                         -----------------------
                                              Rosanne Holtzer
                                              Secretary